PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Asset Management & Custody Banks 10.5%
Ares Management Corp. (Class A Stock)(a)	31,191	$1,621,308
Blackstone Group, Inc. (The) (Class A Stock)	30,470	2,109,438
Brightsphere Investment Group, Inc.	167,734	3,035,985
Focus Financial Partners, Inc. (Class A Stock)*	70,069	3,293,944
KKR & Co., Inc.	129,224	5,887,446
		15,948,121
Consumer Finance 4.4%
Capital One Financial Corp.	33,308	4,003,288
SLM Corp.	168,372	2,658,594
		6,661,882
Data Processing & Outsourced Services 19.5%
Adyen NV (Netherlands), 144A*	3,348	7,703,440
Afterpay Ltd. (Australia)*	58,323	5,212,996
Mastercard, Inc. (Class A Stock)	9,039	3,198,450
PayPal Holdings, Inc.*	17,288	4,492,287
Square, Inc. (Class A Stock)*	14,250	3,277,928
Visa, Inc. (Class A Stock)(a)	25,985	5,518,954
		29,404,055
Diversified Banks 19.3%
Bank of America Corp.	229,260	7,957,615
Citigroup, Inc.	120,075	7,910,541
JPMorgan Chase & Co.	90,344	13,295,926
		29,164,082
Financial Exchanges & Data 4.8%
Moody’s Corp.	16,839	4,628,873
S&P Global, Inc.	8,144	2,682,308
		7,311,181
Insurance Brokers 3.7%
Marsh & McLennan Cos., Inc.	48,579	5,597,272
Investment Banking & Brokerage 7.7%
Goldman Sachs Group, Inc. (The)	31,232	9,977,999

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Investment Banking & Brokerage (cont’d.)
Houlihan Lokey, Inc.	17,715	$1,125,965
Lazard Ltd. (Class A Stock)	14,824	573,541
		11,677,505
Life & Health Insurance 3.9%
MetLife, Inc.	101,308	5,835,341
Mortgage REITs 1.1%
Starwood Property Trust, Inc.	70,737	1,614,926
Property & Casualty Insurance 8.1%
Axis Capital Holdings Ltd.	84,779	4,283,883
Chubb Ltd.	49,000	7,966,420
		12,250,303
Regional Banks 12.3%
Ameris Bancorp	31,648	1,507,711
BankUnited, Inc.	39,816	1,600,205
First Foundation, Inc.	19,732	450,876
PacWest Bancorp	28,854	1,045,669
Pinnacle Financial Partners, Inc.	25,150	2,041,425
PNC Financial Services Group, Inc. (The)	32,179	5,417,656
Seacoast Banking Corp. of Florida*	46,041	1,655,174
Truist Financial Corp.	84,443	4,809,873
		18,528,589
Reinsurance 3.7%
RenaissanceRe Holdings Ltd. (Bermuda)	33,818	5,646,930

Total Long-Term Investments (cost $97,938,196)		149,640,187

Short-Term Investments 1.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,503,527	1,503,527

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $601,642; includes $601,581 of cash collateral for securities on loan)(b)(wa)	602,047	$601,747

Total Short-Term Investments (cost $2,105,169)		2,105,274

TOTAL INVESTMENTS 100.4% (cost $100,043,365)		151,745,461
Liabilities in excess of other assets (0.4)%		(612,504)

Net Assets 100.0%		$151,132,957

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $587,259; cash collateral of $601,581 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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